Financial Information of L3 and Its Subsidiaries	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Financial Information of L3 and Its Subsidiaries
Financial Information of L3 and Its Subsidiaries
The debt of L3, including the Senior Notes and borrowings under amounts drawn against the Credit Facility are guaranteed, on a joint and several, full and unconditional basis, by certain of its domestic subsidiaries (the Guarantor Subsidiaries). See Note 9 for additional information. The foreign subsidiaries and certain domestic subsidiaries of L3 (the Non-Guarantor Subsidiaries) do not guarantee the debt of L3. None of the debt of L3 has been issued by its subsidiaries.
Under the terms of the indentures governing the Senior Notes, the guarantees of the Senior Notes will automatically and unconditionally be released and discharged: (1) upon the release of all guarantees of all other outstanding indebtedness of L3, or (2) upon the determination that such guarantor is no longer a “domestic subsidiary.” In addition, the guarantees of the Senior Notes will be automatically and unconditionally released and discharged in the event of a sale or other disposition of all of the assets of any guarantor, by way of merger, consolidation or otherwise, or a sale of all of the capital stock of such guarantor. There are no restrictions on the payment of dividends from the Guarantor Subsidiaries to L3.
In lieu of providing separate audited financial statements for the Guarantor Subsidiaries, the Company has included the accompanying condensed combining financial statements based on Rule 3-10 of SEC Regulation S-X. The Company does not believe that separate financial statements of the Guarantor Subsidiaries are material to users of the financial statements.
The following condensed combining financial information presents the results of operations, financial position and cash flows of: (1) L3 excluding its consolidated subsidiaries (the Parent), (2) the Guarantor Subsidiaries, (3) the Non-Guarantor Subsidiaries and (4) the eliminations to arrive at the information for L3 on a consolidated basis.

	L3	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated L3
	(in millions)
Condensed Combining Balance Sheets:
At December 31, 2017:
Current assets:
Cash and cash equivalents	$432	$16	$285	$(71)	$662
Billed receivables, net	266	244	213	—	723
Contracts in process	706	912	315	—	1,933
Prepaid expenses and other current assets	330	235	124	—	689
Assets held for sale	—	135	—	—	135
Assets of discontinued operations	306	—	—	—	306
Total current assets	2,040	1,542	937	(71)	4,448
Goodwill	2,099	2,932	1,584	—	6,615
Other assets	658	687	321	—	1,666
Investment in and amounts due from consolidated subsidiaries	5,662	6,310	—	(11,972)	—
Total assets	$10,459	$11,471	$2,842	$(12,043)	$12,729
Current liabilities	$811	$832	$564	$(71)	$2,136
Liabilities held for sale	—	17	—	—	17
Liabilities of discontinued operations	226	—	—	—	226
Amounts due to consolidated subsidiaries	—	—	391	(391)	—
Other long-term liabilities	1,009	729	131	—	1,869
Long-term debt	3,330	—	—	—	3,330
Total liabilities	5,376	1,578	1,086	(462)	7,578
L3 shareholders’ equity	5,083	9,893	1,756	(11,649)	5,083
Noncontrolling interests	—	—	—	68	68
Total equity	5,083	9,893	1,756	(11,581)	5,151
Total liabilities and equity	$10,459	$11,471	$2,842	$(12,043)	$12,729

	L3	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated L3
	(in millions)
At December 31, 2016:
Current assets:
Cash and cash equivalents	$262	$5	$203	$(107)	$363
Billed receivables, net	261	261	178	—	700
Contracts in process	694	936	228	—	1,858
Prepaid expenses and other current assets	236	145	124	—	505
Assets of discontinued operations	481	—	—	—	481
Total current assets	1,934	1,347	733	(107)	3,907
Goodwill	2,110	2,785	1,479	—	6,374
Other assets	705	592	287	—	1,584
Investment in and amounts due from consolidated subsidiaries	5,653	5,563	—	(11,216)	—
Total assets	$10,402	$10,287	$2,499	$(11,323)	$11,865
Current liabilities	$789	$833	$444	$(107)	$1,959
Liabilities of discontinued operations	235	—	—	—	235
Amounts due to consolidated subsidiaries	—	—	832	(832)	—
Other long-term liabilities	1,500	192	30	—	1,722
Long-term debt	3,325	—	—	—	3,325
Total liabilities	5,849	1,025	1,306	(939)	7,241
L3 shareholders’ equity	4,553	9,262	1,193	(10,455)	4,553
Noncontrolling interests	—	—	—	71	71
Total equity	4,553	9,262	1,193	(10,384)	4,624
Total liabilities and equity	$10,402	$10,287	$2,499	$(11,323)	$11,865

	L3	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated L3
	(in millions)
Condensed Combining Statements of Operations:
For the year ended December 31, 2017:
Total net sales	$3,520	$4,852	$1,581	$(380)	$9,573
Total cost of sales	(3,169)	(4,446)	(1,307)	380	(8,542)
Operating income	351	406	274	—	1,031
Interest expense	(168)	—	(1)	—	(169)
Interest and other income (loss), net	6	(8)	11	—	9
Income from continuing operations before income taxes	189	398	284	—	871
Provision for income taxes	(22)	(47)	(33)	—	(102)
Equity in net income of consolidated subsidiaries	586	144	—	(730)	—
Income from continuing operations	753	495	251	(730)	769
Loss from discontinued operations, net of income tax	(76)	—	—	—	(76)
Net income	677	495	251	(730)	693
Net income attributable to noncontrolling interests	—	—	—	(16)	(16)
Net income attributable to L3	$677	$495	$251	$(746)	$677
Comprehensive income attributable to L3	$712	$604	$378	$(982)	$712

For the year ended December 31, 2016:
Total net sales	$3,351	$4,842	$1,348	$(331)	$9,210
Total cost of sales	(3,064)	(4,406)	(1,113)	331	(8,252)
Operating income	287	436	235	—	958
Interest expense	(164)	—	—	—	(164)
Interest and other income (loss), net	9	(3)	11	—	17
Debt retirement charges	(7)	—	—	—	(7)
Income from continuing operations before income taxes	125	433	246	—	804
Provision for income taxes	(26)	(92)	(53)	—	(171)
Equity in net income of consolidated subsidiaries	520	130	—	(650)	—
Income from continuing operations	619	471	193	(650)	633
Income from discontinued operations, net of income tax	91	—	—	—	91
Net income	710	471	193	(650)	724
Net income attributable to noncontrolling interests	—	—	—	(14)	(14)
Net income attributable to L3	$710	$471	$193	$(664)	$710
Comprehensive income attributable to L3	$558	$409	$116	$(525)	$558

For the year ended December 31, 2015:
Total net sales	$3,268	$4,870	$1,444	$(351)	$9,231
Total cost of sales	(3,017)	(4,429)	(1,247)	351	(8,342)
Goodwill impairment charges	—	(26)	(20)	—	(46)
(Loss) gain related to business divestitures	(13)	(31)	13	—	(31)
Operating income	238	384	190	—	812
Interest expense	(161)	(1)	—	—	(162)
Interest and other income (loss), net	3	(15)	2	—	(10)
Debt retirement charge	(1)	—	—	—	(1)
Income from continuing operations before income taxes	79	368	192	—	639
Provision for income taxes	(16)	(76)	(40)	—	(132)
Equity in net income of consolidated subsidiaries	429	73	—	(502)	—
Income from continuing operations	492	365	152	(502)	507
Loss from discontinued operations, net of income tax	(732)	—	—	—	(732)
Net (loss) income	(240)	365	152	(502)	(225)
Net income attributable to noncontrolling interests	—	—	—	(15)	(15)
Net (loss) income attributable to L3	$(240)	$365	$152	$(517)	$(240)
Comprehensive (loss) income attributable to L3	$(230)	$255	$41	$(296)	$(230)

	L3	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated L3
	(in millions)
Condensed Combining Statements of Cash Flows:
For the year ended December 31, 2017:
Operating activities:
Net cash from operating activities from continuing operations	$374	$426	$263	$(78)	$985
Investing activities:
Business acquisitions, net of cash acquired	(316)	—	—	—	(316)
Proceeds from sale of businesses, net of closing date cash balances	17	—	1	—	18
Other investing activities	(92)	(38)	(25)	—	(155)
Net cash used in investing activities from continuing operations	(391)	(38)	(24)	—	(453)
Financing activities:
Common stock repurchased	(180)	—	—	—	(180)
Dividends paid on L3’s common stock	(236)	—	—	—	(236)
Other financing activities	490	(377)	(177)	114	50
Net cash from (used in) financing activities from continuing operations	74	(377)	(177)	114	(366)
Effect of foreign currency exchange rate changes on cash	—	—	20	—	20
Net increase in cash and cash equivalents of discontinued operations	113	—	—	—	113
Net increase in cash	170	11	82	36	299
Cash and cash equivalents, beginning of the year	262	5	203	(107)	363
Cash and cash equivalents, end of the year	$432	$16	$285	$(71)	$662

	L3	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated L3
	(in millions)
For the year ended December 31, 2016:
Operating activities:
Net cash from operating activities from continuing operations	$440	$509	$259	$(186)	$1,022
Investing activities:
Business acquisitions, net of cash acquired	(388)	—	—	—	(388)
Proceeds from sale of businesses, net of closing date cash cash balances	563	—	(2)	—	561
Other investing activities	(63)	(77)	(43)	—	(183)
Net cash from (used in) investing activities from continuing operations	112	(77)	(45)	—	(10)
Financing activities:
Proceeds from sale of senior notes	547	—	—	—	547
Redemption of senior notes	(856)	—	—	—	(856)
Common stock repurchased	(373)	—	—	—	(373)
Dividends paid on L3’s common stock	(220)	—	—	—	(220)
Other financing activities	490	(427)	(163)	146	46
Net cash used in financing activities from continuing operations	(412)	(427)	(163)	146	(856)
Effect of foreign currency exchange rate changes on cash	—	—	(13)	—	(13)
Net increase in cash and cash equivalents of discontinued operations	13	—	—	—	13
Net increase in cash	153	5	38	(40)	156
Cash and cash equivalents, beginning of the year	109	—	165	(67)	207
Cash and cash equivalents, end of the year	$262	$5	$203	$(107)	$363

For the year ended December 31, 2015:
Operating activities:
Net cash from operating activities from continuing operations	$633	$428	$159	$(185)	$1,035
Investing activities:
Business acquisitions, net of cash acquired	(320)	—	—	—	(320)
Proceeds from sale of businesses, net of closing date cash balances	42	—	276	—	318
Other investing activities	(75)	(78)	(35)	—	(188)
Net cash (used in) from investing activities from continuing operations	(353)	(78)	241	—	(190)
Financing activities:
Repurchases of senior notes	(297)	—	—	—	(297)
Common stock repurchased	(740)	—	—	—	(740)
Dividends paid on L3's common stock	(214)	—	—	—	(214)
Other financing activities	639	(355)	(418)	180	46
Net cash used in financing activities from continuing operations	(612)	(355)	(418)	180	(1,205)
Effect of foreign currency exchange rate changes on cash	—	—	(19)	—	(19)
Net increase in cash and cash equivalents of discontinued operations	83	—	—	—	83
Change in cash balance in assets held for sale	—	1	60	—	61
Net (decrease) increase in cash	(249)	(4)	23	(5)	(235)
Cash and cash equivalents, beginning of the year	358	4	142	(62)	442
Cash and cash equivalents, end of the year	$109	$—	$165	$(67)	$207

The Company has revised the reported amounts for L3, Guarantor Subsidiaries, Non-Guarantor Subsidiaries and Eliminations in the Condensed Combining Balance Sheets at December 31, 2017 and 2016 and Condensed Combining Statements of Operations for the years ended December 31, 2017, 2016 and 2015, to retrospectively reflect: (a) changes in Guarantor Subsidiaries resulting from the elimination of Vertex Aerospace as a Guarantor Subsidiary due to its sale which occurred on June 29, 2018; (b) additional legal entities included as Guarantor Subsidiaries as the result of the Third Supplemental Indenture dated March 30, 2018; and (c) correction of an error related to the understatement of Equity in net income and Investment in and amounts due from consolidated subsidiaries of certain Guarantor Subsidiaries. As a result of the error discussed in (c) above, Investment in and amounts due from consolidated subsidiaries, Total assets, and Total equity of Guarantor Subsidiaries in the Condensed Combining Balance Sheet was understated by $1,646 million and $1,256 million at December 31, 2017 and 2016, respectively. Additionally, Equity in net income of consolidated subsidiaries and Net income of Guarantor Subsidiaries in the Condensed Combining Statements of Operations for the years ended December 31, 2017, 2016 and 2015 was understated by $144 million, $130 million and $73 million, respectively. The Company assessed the materiality of the error on previously issued financial statements in accordance with SEC Staff Accounting Bulleting No. 99 and No. 108, and concluded that the disclosure error was not material to the Company's previously issued financial statements taken as a whole.